Deferred tax - Movements in net deferred tax asset (Details) - GBP (£)		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Movements in net deferred tax asset
Net deferred tax asset at beginning of year		£ (26,550,000)		£ (34,198,000)
Expensed/(credited) to statement of profit or loss (note 10)		1,426,000		8,112,000		£ 63,520,000
Expensed/(credited) to other comprehensive income (note 10)		(1,901,000)		(634,000)		21,684,000
Expense relating to share-based payments	[1]			170,000
Net deferred tax asset at end of year		(27,025,000)		(26,550,000)		(34,198,000)
US
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	[2]	(58,415,000)		(63,332,000)
Expensed/(credited) to statement of profit or loss (note 10)		475,000	[2]	2,676,000	[2]	60,112,000
Expensed/(credited) to other comprehensive income (note 10)		(422,000)	[2]	2,208,000	[2]	17,494,000
Reclassification to tax receivable	[2]			33,000
Net deferred tax asset at end of year	[2]	(58,362,000)		(58,415,000)		(63,332,000)
Unrecognised deferred tax assets		21,301,000		18,971,000
US | Foreign tax credits
Movements in net deferred tax asset
Net deferred tax asset at beginning of year		(30,288,000)		(30,814,000)
Expensed/(credited) to statement of profit or loss (note 10)		2,793,000		(279,000)
Expensed/(credited) to other comprehensive income (note 10)		(320,000)		942,000
Reclassification to tax receivable				(137,000)
Net deferred tax asset at end of year		(27,815,000)		(30,288,000)		(30,814,000)
US | Net operating losses
Movements in net deferred tax asset
Net deferred tax asset at beginning of year				(3,399,000)
Expensed/(credited) to statement of profit or loss (note 10)		(10,804,000)		795,000
Expensed/(credited) to other comprehensive income (note 10)		1,267,000		2,604,000
Net deferred tax asset at end of year		(9,537,000)				(3,399,000)
US | Unrealized foreign exchange and derivative movements
Movements in net deferred tax asset
Net deferred tax asset at beginning of year		(486,000)		1,196,000
Expensed/(credited) to statement of profit or loss (note 10)		(441,000)		(344,000)
Expensed/(credited) to other comprehensive income (note 10)		(1,369,000)		(1,338,000)
Net deferred tax asset at end of year		(2,296,000)		(486,000)		1,196,000
US | Intangible assets
Movements in net deferred tax asset
Net deferred tax asset at beginning of year		(15,058,000)		(21,221,000)
Expensed/(credited) to statement of profit or loss (note 10)		5,988,000		6,163,000
Net deferred tax asset at end of year		(9,070,000)		(15,058,000)		(21,221,000)
US | Deferred revenue
Movements in net deferred tax asset
Net deferred tax asset at beginning of year		(7,748,000)		(7,727,000)
Expensed/(credited) to statement of profit or loss (note 10)		1,917,000		(21,000)
Net deferred tax asset at end of year		(5,831,000)		(7,748,000)		(7,727,000)
US | Other
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	[3]	(4,835,000)		(1,367,000)
Expensed/(credited) to statement of profit or loss (note 10)	[3]	1,022,000		(3,638,000)
Reclassification to tax receivable	[3]			170,000
Net deferred tax asset at end of year	[3]	(3,813,000)		(4,835,000)		(1,367,000)
US | Due after 1 year
Movements in net deferred tax asset
Net deferred tax asset at end of year		(58,362,000)
UK
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	[4]	31,865,000		29,134,000
Expensed/(credited) to statement of profit or loss (note 10)		951,000	[4]	5,436,000	[4]	3,408,000
Expensed/(credited) to other comprehensive income (note 10)		(1,479,000)	[4]	(2,842,000)	[4]	4,190,000
Expense relating to share-based payments	[4]			137,000
Net deferred tax asset at end of year	[4]	31,337,000		31,865,000		29,134,000
Unrecognised deferred tax assets		0		0
UK | Accelerated tax depreciation
Movements in net deferred tax asset
Net deferred tax asset at beginning of year		706,000		805,000
Expensed/(credited) to statement of profit or loss (note 10)		(98,000)		(99,000)
Net deferred tax asset at end of year		608,000		706,000		805,000
UK | Non qualifying property
Movements in net deferred tax asset
Net deferred tax asset at beginning of year		11,895,000		11,898,000
Expensed/(credited) to statement of profit or loss (note 10)		1,395,000		(3,000)
Net deferred tax asset at end of year		13,290,000		11,895,000		11,898,000
UK | Property fair value adjustment
Movements in net deferred tax asset
Net deferred tax asset at beginning of year		12,718,000		13,147,000
Expensed/(credited) to statement of profit or loss (note 10)		1,017,000		(429,000)
Net deferred tax asset at end of year		13,735,000		12,718,000		13,147,000
UK | Net operating losses
Movements in net deferred tax asset
Net deferred tax asset at beginning of year				(112,000)
Expensed/(credited) to statement of profit or loss (note 10)				112,000
Net deferred tax asset at end of year						(112,000)
UK | Intangible assets
Movements in net deferred tax asset
Net deferred tax asset at beginning of year		9,322,000		7,389,000
Expensed/(credited) to statement of profit or loss (note 10)		559,000		1,933,000
Net deferred tax asset at end of year		9,881,000		9,322,000		7,389,000
UK | Other
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	[5]	(2,776,000)		(3,993,000)
Expensed/(credited) to statement of profit or loss (note 10)	[5]	(1,922,000)		3,922,000
Expensed/(credited) to other comprehensive income (note 10)	[5]	(1,479,000)		(2,842,000)
Expense relating to share-based payments	[5]			137,000
Net deferred tax asset at end of year	[5]	(6,177,000)		£ (2,776,000)		£ (3,993,000)
UK | Due after 1 year
Movements in net deferred tax asset
Net deferred tax asset at end of year		£ 29,131,000

[1]	Expense relating to share-based payments arise on the movement in the share price on equity-settled awards between the grant date and the reporting date - see consolidated statement of changes in equity above.
[2]	The full deferred tax asset balance is expected to be recovered after more than one year.
[3]	The “Other” deferred tax asset balance primarily comprises of property, plant and equipment temporary differences; bad debt provisions and salaries not paid before 15 September of the following year.
[4]	Of the total deferred tax liability, £29,131,000 is expected to be settled after more than one year.
[5]	The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; pensions not paid in the year and salaries not paid before 31 March 2021.